Property, Plant and Equipment - Additional information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Written down value of property, plant & equipment	$ 21.0
Written down value of inventory	7.0
Insurance receivable	14.0
Associated net charges including marketing, administrative and other expenses	14.0
Interest expenses capitalized		$ 10.9	$ 4.7	$ 3.5
Minimum [Member] | Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		5 years
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		4 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		2 years
Maximum [Member] | Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		25 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range		15 years